NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
NET LOSS PER SHARE
(17)	NET LOSS PER SHARE
Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding during each period. Each series of Preferred Stock is considered to be a participating security. Therefore, the Company applies the two-class
method in calculating its net loss per share for periods when the Company generates net income. Net losses are not allocated to the Preferred Stockholders, as they were not contractually obligated to share in the Company’s losses.
Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common and dilutive common equivalent shares outstanding for the period using the treasury-stock method or the as-converted
method, or
two-class
method for participating securities, whichever is more dilutive. Potentially dilutive shares are comprised of Preferred Stock, Preferred Stock warrants, common stock warrants, restricted stock units and stock options. For the six months ended June 30, 2021 and 2020, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss and potentially dilutive shares being anti-dilutive.
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the six months ended June 30, 2021 and 2020:

	Six-Months Ended June 30,
	2021	2020
Numerator
Net loss attributable to common shareholders-basic and diluted	$32,547	$23,453
Denominator
Weighted average common shares outstanding-basic and diluted	8,708,271	8,178,946
Net loss per share attributable to common stockholders-basic and diluted	$3.74	$2.87
The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the six months ended June 30, 2021 and 2020:

	Six-Months Ended June 30,
	2021	2020
Preferred stock	31,330,513	31,330,513
Preferred stock warrants	124,062	124,062
Common stock warrants	64,616	51,184
Stock options	2,357,382	2,945,022

18.	NET LOSS PER SHARE
Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding during each period. Each series of Preferred Stock is considered to be a participating security. Therefore, the Company applies the two-class
method in calculating its net loss per share for periods when the Company generates net income. Net losses are not allocated to the Preferred Stockholders, as they were not contractually obligated to share in the Company’s losses.
Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common and dilutive common equivalent shares outstanding for the period using the treasury-stock method or the as-converted
method, or
two-class
method for participating securities, whichever is more dilutive. Potentially dilutive shares are comprised of Preferred Stock, Preferred Stock warrants, common stock warrants, restricted stock units and stock options. For the years ended December 31, 2020 and 2019, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss and potentially dilutive shares being anti- dilutive.
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the years ended December 31:

	2020	2019
Numerator
Net loss attributable to common shareholders-basic and diluted	$55,005	$30,360
Denominator
Weighted average common shares outstanding-basic and diluted	8,324,252	8,016,507
Net loss per share attributable to common stockholders-basic and diluted	$6.61	$3.79
The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the years ended December 31, 2020 and 2019:

	2020	2019
Preferred stock	31,330,513	30,680,373
Preferred stock warrants	124,062	124,062
Common stock warrants	64,616	51,184
Stock options	2,438,141	3,009,360